Provisions (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Provisions
Provisions at beginning of fiscal year	€ 2,646	€ 758
Additions	143	1,976
Releases		(88)
Provisions at end of fiscal year	2,789	2,646
Dismantling provisions
Provisions
Provisions at beginning of fiscal year	2,646	670
Additions	143	1,976
Provisions at end of fiscal year	€ 2,789	2,646
Other provisions
Provisions
Provisions at beginning of fiscal year		88
Releases		€ (88)